Employee Benefit - Summary of Actuarial Assumptions Used to Determine Present Value of Defined Benefit Obligation (Detail)	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	7.70%	7.70%	8.00%
Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected rate of increase in compensation level of covered employees	2.00%	3.00%	5.00%
Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected rate of increase in compensation level of covered employees	15.00%	15.00%	10.00%